Deferred consideration (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Consideration
Opening provision at 1 January	£ 1,844
On acquisition of licence		1,997
Payments	(689)	(274)
Interest expense	159	144
Foreign exchange	(106)	(23)
Deferred consideration	1,208	1,844
Less: non-current portion	645	1,306
Current portion	£ 563	£ 538